Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost:
Total	$ 119,315
Fair Value:
Total	119,968
Amortized Cost:
Due in one year or less	45
Due after one year through five years	200
Due after five years through ten years	315
Due after ten years	230
Total	790
Fair Value:
Due in one year or less	45
Due after one year through five years	218
Due after five years through ten years	365
Due after ten years	280
Total	908
Municipal Notes [Member]
Fair Value:
Total	908	2,400
Equity Securities [Member]
Amortized cost:
Total	3
Fair Value:
Total	5
Mortgage Backed Securities [Member]
Amortized cost:
Total	63,648
Fair Value:
Total	64,046
Available-for-sale Securities
Amortized cost:
Due in one year or less	5,069
Due after one year through five years	38,827
Due after five years through ten years	10,478
Due after ten years	1,290
Total	55,664
Fair Value:
Due in one year or less	5,092
Due after one year through five years	38,843
Due after five years through ten years	10,562
Due after ten years	1,420
Total	$ 55,917